                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04424

                        Van Kampen Life Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


          1221 Avenue of the Americas, New York, New York       10020
--------------------------------------------------------------------------------
             (Address of principal executive offices)        (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/06

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

           VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

           PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2006 (UNAUDITED)


                                                                   NUMBER OF
           DESCRIPTION                                               SHARES               VALUE

           COMMON STOCKS   91.9%
           AIRLINES    0.3%
           Southwest Airlines Co.                                       708,200      $   11,798,612
                                                                                     --------------

           ALUMINUM   2.0%
           Alcoa, Inc.                                                2,516,200          70,554,248
                                                                                     --------------

           ASSET MANAGEMENT & CUSTODY BANKS   1.1%
           Bank of New York Co., Inc.                                 1,076,400          37,953,864
                                                                                     --------------

           BREWERS   0.6%
           Anheuser-Busch Cos., Inc.                                    432,400          20,543,324
                                                                                     --------------

           BROADCASTING & CABLE TV   4.3%
           Clear Channel Communications, Inc.                         2,057,400          59,355,990
           Comcast Corp., Class A (a)                                 1,877,900          69,200,615
           Liberty Media Corp. - Capital, Class A (a)                   252,775          21,124,407
                                                                                     --------------
                                                                                        149,681,012
                                                                                     --------------

           CATALOG RETAIL   0.7%
           Liberty Media Corp. - Interactive, Class A (a)             1,263,675          25,753,696
                                                                                     --------------

           COMMUNICATIONS EQUIPMENT   0.7%
           Cisco Systems, Inc. (a)                                      826,300          19,004,900
           Ericsson, Class B - ADR (Sweden)                              90,320           3,111,524
           Nokia Corp. - ADR (Finland)                                  160,300           3,156,307
                                                                                     --------------
                                                                                         25,272,731
                                                                                     --------------

           COMPUTER HARDWARE   2.0%
           Dell, Inc. (a)                                             1,576,600          36,009,544
           Hewlett-Packard Co.                                          334,610          12,276,841
           International Business Machines Corp.                        277,000          22,697,380
                                                                                     --------------
                                                                                         70,983,765
                                                                                     --------------

           DATA PROCESSING & OUTSOURCED SERVICES   0.9%
           Affiliated Computer Services, Inc., Class A (a)              167,760           8,700,034
           First Data Corp.                                             536,400          22,528,800
                                                                                     --------------
                                                                                         31,228,834
                                                                                     --------------

           DEPARTMENT STORES   0.5%
           Federated Department Stores, Inc.                            377,800          16,324,738
                                                                                     --------------


           DIVERSIFIED BANKS   4.3%
           Barclays Plc - ADR (United Kingdom)                          143,700           7,295,649
           U.S. Bancorp                                                 424,500          14,101,890
           Wachovia Corp.                                             1,224,700          68,338,260
           Wells Fargo & Co.                                          1,688,900          61,104,402
                                                                                     --------------
                                                                                        150,840,201
                                                                                     --------------

           DIVERSIFIED CHEMICALS   2.4%
           Dow Chemical Co.                                              88,200           3,438,036
           Du Pont (E.I.) de Nemours & Co.                            1,910,600          81,850,104
                                                                                     --------------
                                                                                         85,288,140
                                                                                     --------------

           ELECTRIC UTILITIES   0.8%
           American Electric Power Co., Inc.                            596,272          21,686,413
           FirstEnergy Corp.                                            117,400           6,557,964
                                                                                     --------------
                                                                                         28,244,377
                                                                                     --------------

           ELECTRONIC EQUIPMENT MANUFACTURERS   0.1%
           Cognex Corp.                                                 132,800           3,354,528
                                                                                     --------------

           ELECTRONIC MANUFACTURING SERVICES   0.2%
           Flextronics International Ltd. (Singapore) (a)               309,600           3,913,344
           KEMET Corp. (a)                                              167,000           1,347,690
                                                                                     --------------
                                                                                          5,261,034
                                                                                     --------------

           HEALTH CARE DISTRIBUTORS   0.8%
           Cardinal Health, Inc.                                        445,600          29,293,744
                                                                                     --------------

           HEALTH CARE EQUIPMENT   0.6%
           Boston Scientific Corp. (a)                                1,435,000          21,223,650
                                                                                     --------------

           HOME IMPROVEMENT RETAIL   0.2%
           Lowe's Cos., Inc.                                            307,700           8,634,062
                                                                                     --------------

           HOUSEHOLD PRODUCTS   1.9%
           Kimberly-Clark Corp.                                       1,022,100          66,804,456
                                                                                     --------------

           HYPERMARKETS & SUPER CENTERS   2.2%
           Wal-Mart Stores, Inc.                                      1,590,100          78,423,732
                                                                                     --------------

           INDUSTRIAL CONGLOMERATES   0.6%
           General Electric Co.                                         544,800          19,231,440
                                                                                     --------------

           INTEGRATED OIL & GAS   0.6%
           Total SA - ADR (France)                                      294,100          19,392,954
                                                                                     --------------

           INTEGRATED TELECOMMUNICATION SERVICES   8.5%
           AT&T, Inc.                                                 3,215,800         104,706,448
           Embarq Corp.                                                 138,525           6,700,454



           Sprint Nextel Corp.                                        3,418,700          58,630,705
           Verizon Communications, Inc.                               3,410,000         126,613,300
                                                                                     --------------
                                                                                        296,650,907
                                                                                     --------------

           INVESTMENT BANKING & BROKERAGE   1.0%
           Merrill Lynch & Co., Inc.                                    442,700          34,627,994
                                                                                     --------------

           LIFE & HEALTH INSURANCE   1.6%
           AFLAC, Inc.                                                  292,700          13,393,952
           Metlife, Inc.                                                381,800          21,640,424
           Torchmark Corp.                                              317,810          20,056,989
                                                                                     --------------
                                                                                         55,091,365
                                                                                     --------------

           MOVIES & ENTERTAINMENT   5.1%
           News Corp., Class B                                        1,355,100          27,969,264
           Time Warner, Inc.                                          3,260,500          59,438,915
           Viacom, Inc., Class B (a)                                  1,347,800          50,111,204
           Walt Disney Co.                                            1,262,900          39,036,239
                                                                                     --------------
                                                                                        176,555,622
                                                                                     --------------

           MULTI-LINE INSURANCE   1.5%
           American International Group, Inc.                           485,300          32,155,978
           Genworth Financial, Inc., Class A                            278,200           9,739,782
           Hartford Financial Services Group, Inc.                      124,200          10,774,350
                                                                                     --------------
                                                                                         52,670,110
                                                                                     --------------

           OTHER DIVERSIFIED FINANCIAL SERVICES   7.9%
           Bank of America Corp.                                      2,236,500         119,809,305
           Citigroup, Inc.                                            2,385,800         118,502,686
           J.P. Morgan Chase & Co.                                      811,200          38,093,952
                                                                                     --------------
                                                                                        276,405,943
                                                                                     --------------

           PACKAGED FOODS & MEATS   3.7%
           Cadbury Schweppes Plc - ADR (United Kingdom)                 407,000          17,407,390
           Kraft Foods, Inc., Class A                                 1,473,100          52,530,746
           Unilever NV (Netherlands)                                  2,392,600          58,714,404
                                                                                     --------------
                                                                                        128,652,540
                                                                                     --------------

           PAPER PRODUCTS   3.6%

           International Paper Co.                                    3,605,602         124,861,997
                                                                                     --------------

           PHARMACEUTICALS   15.6%
           Abbott Laboratories                                          851,700          41,358,552
           Bristol-Myers Squibb Co.                                   3,499,600          87,210,032
           Eli Lilly & Co.                                              781,100          44,522,700
           GlaxoSmithKline Plc - ADR (United Kingdom)                 1,824,000          97,091,520
           Pfizer, Inc.                                               2,158,800          61,223,568
           Roche Holdings AG - ADR (Switzerland)                        663,300          57,181,501
           Sanofi Aventis - ADR (France)                                718,700          31,955,558
           Schering-Plough Corp.                                      2,941,400          64,975,526


           Wyeth                                                      1,200,400          61,028,336
                                                                                     --------------
                                                                                        546,547,293
                                                                                     --------------

           PROPERTY & CASUALTY INSURANCE   3.1%
           Berkshire Hathaway, Inc., Class B (a)                          8,130          25,804,620
           Chubb Corp.                                                  990,680          51,475,733
           St. Paul Travelers Cos., Inc.                                663,300          31,102,137
                                                                                     --------------
                                                                                        108,382,490
                                                                                     --------------

           PUBLISHING   0.4%
           Gannett Co., Inc.                                            244,700          13,906,301
                                                                                     --------------

           REGIONAL BANKS   1.4%
           PNC Financial Services Group, Inc.                           469,600          34,017,824
           SunTrust Banks, Inc.                                         177,500          13,717,200
                                                                                     --------------
                                                                                         47,735,024
                                                                                     --------------

           SEMICONDUCTOR EQUIPMENT   0.5%
           Credence Systems Corp. (a)                                   271,600             774,060
           KLA-Tencor Corp.                                             354,600          15,769,062
                                                                                     --------------
                                                                                         16,543,122
                                                                                     --------------

           SEMICONDUCTORS   1.3%
           Intel Corp.                                                2,147,600          44,176,132
                                                                                     --------------

           SOFT DRINKS   1.7%
           Coca-Cola Co.                                              1,338,900          59,822,052
                                                                                     --------------

           SPECIALTY CHEMICALS   0.6%
           Rohm & Haas Co.                                              476,900          22,581,215
                                                                                     --------------

           SYSTEMS SOFTWARE   0.9%
           McAfee, Inc. (a)                                             516,300          12,628,698
           Microsoft Corp.                                              643,400          17,584,122
                                                                                     --------------
                                                                                         30,212,820
                                                                                     --------------

           THRIFTS & MORTGAGE FINANCE   4.3%
           Fannie Mae                                                   282,800          15,811,348
           Freddie Mac                                                2,026,100         134,391,213
                                                                                     --------------
                                                                                        150,202,561
                                                                                     --------------

           TOBACCO   1.4%
           Altria Group, Inc.                                           637,300          48,785,315
                                                                                     --------------

           TOTAL LONG-TERM INVESTMENTS   91.9%
              (Cost $2,889,742,930)                                                   3,210,497,945



           REPURCHASE AGREEMENT   7.6%
           State Street Bank & Trust Co. ($266,643,000
           par collateralized by U.S.Government obligations
           in a pooled cash account, interest rate of 5.15%,
           dated 09/29/06, to be sold on 10/02/06 at
           $266,757,434)    (Cost $266,643,000)                                         266,643,000
                                                                                     --------------


           TOTAL INVESTMENTS   99.5%
              (Cost $3,156,385,930)                                                   3,477,140,945

           OTHER ASSETS IN EXCESS OF LIABILITIES   0.5%                                  16,558,148
                                                                                     --------------

           NET ASSETS   100.0%                                                       $3,493,699,093
                                                                                     ==============
           Percentages are calculated as a percentage
           of net assets
(a)        Non-income producing security as this stock
           currently does not  declare dividends
ADR      - American Depositary Receipt



           VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

           PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2006 (UNAUDITED)


                                                                                                       NUMBER OF
           DESCRIPTION                                                                                  SHARES          VALUE
           COMMON STOCKS    91.3%
           AEROSPACE & DEFENSE    3.4%
           Lockheed Martin Corp.                                                                         75,000     $  6,454,500
           Precision Castparts Corp.                                                                     65,000        4,105,400
           Raytheon Co.                                                                                  75,000        3,600,750
                                                                                                                    -------------
                                                                                                                      14,160,650
                                                                                                                    -------------

           AGRICULTURAL PRODUCTS    0.8%
           Archer-Daniels-Midland Co.                                                                    85,000        3,219,800
                                                                                                                    -------------

           AIR FREIGHT & LOGISTICS    0.7%
           C.H. Robinson Worldwide, Inc.                                                                 65,000        2,897,700
                                                                                                                    -------------

           AIRLINES    0.5%
           AMR Corp. (a)                                                                                 95,000        2,198,300
                                                                                                                    -------------

           APPAREL, ACCESSORIES & LUXURY GOODS    1.8%
           Coach, Inc. (a)                                                                               70,000        2,408,000
           Polo Ralph Lauren Corp.                                                                       45,000        2,911,050
           VF Corp.                                                                                      30,000        2,188,500
                                                                                                                    -------------
                                                                                                                       7,507,550
                                                                                                                    -------------

           APPAREL RETAIL    1.7%
           American Eagle Outfitters, Inc.                                                               70,000        3,068,100
           AnnTaylor Stores Corp. (a)                                                                    95,000        3,976,700
                                                                                                                    -------------
                                                                                                                       7,044,800
                                                                                                                    -------------

           APPLICATION SOFTWARE    2.6%
           BEA Systems, Inc. (a)                                                                        215,000        3,268,000
           Citrix Systems, Inc. (a)                                                                      95,000        3,439,950
           SAP AG - ADR (Germany)                                                                        85,000        4,207,500
                                                                                                                    -------------
                                                                                                                      10,915,450
                                                                                                                    -------------

           BIOTECHNOLOGY    4.2%
           Applera Corp. - Applied Biosystems Group                                                      75,000        2,483,250
           Celgene Corp. (a)                                                                            145,000        6,278,500
           Gilead Sciences, Inc. (a)                                                                    105,000        7,213,500
           Vertex Pharmaceuticals, Inc. (a)                                                              45,000        1,514,250
                                                                                                                    -------------
                                                                                                                      17,489,500
                                                                                                                    -------------

           BREWERS    0.9%
           Anheuser-Busch Cos., Inc.                                                                     75,000        3,563,250
                                                                                                                    -------------


           BROADCASTING & CABLE TV    1.5%
           Comcast Corp., Class A (a)                                                                   170,000        6,264,500
                                                                                                                    -------------

           CASINOS & GAMING    1.0%
           Las Vegas Sands Corp. (a)                                                                     60,000        4,101,000
                                                                                                                    -------------

           CATALOG RETAIL    0.7%
           Coldwater Creek, Inc. (a)                                                                     95,000        2,732,200
                                                                                                                    -------------

           COMMUNICATIONS EQUIPMENT    7.2%
           Cisco Systems, Inc. (a)                                                                      430,000        9,890,000
           Corning, Inc. (a)                                                                            190,000        4,637,900
           Harris Corp.                                                                                  40,000        1,779,600
           Motorola, Inc.                                                                               240,000        6,000,000
           Nokia Oyj - ADR (Finland)                                                                    185,000        3,642,650
           QUALCOMM, Inc.                                                                               105,000        3,816,750
                                                                                                                    -------------
                                                                                                                      29,766,900
                                                                                                                    -------------

           COMPUTER & ELECTRONICS RETAIL    0.8%
           Circuit City Stores, Inc.                                                                    130,000        3,264,300
                                                                                                                    -------------

           COMPUTER HARDWARE    3.9%
           Apple Computer, Inc. (a)                                                                      95,000        7,317,850
           Hewlett-Packard Co.                                                                          235,000        8,622,150
                                                                                                                    -------------
                                                                                                                      15,940,000
                                                                                                                    -------------

           COMPUTER STORAGE & PERIPHERALS    0.8%
           SanDisk Corp. (a)                                                                             60,000        3,212,400
                                                                                                                    -------------

           CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS
           1.1%
           Manitowoc Co., Inc.                                                                           45,000        2,015,550
           Trinity Industries, Inc.                                                                      77,500        2,493,175
                                                                                                                    -------------
                                                                                                                       4,508,725
                                                                                                                    -------------

           CONSUMER ELECTRONICS    0.6%
           Garmin, Ltd. (Cayman Islands)                                                                 50,000        2,439,000
                                                                                                                    -------------

           DATA PROCESSING & OUTSOURCED SERVICES    0.6%
           Alliance Data Systems Corp. (a)                                                               45,000        2,483,550
                                                                                                                    -------------

           DEPARTMENT STORES    3.4%
           J.C. Penney Co., Inc.                                                                         95,000        6,497,050
           Kohl's Corp. (a)                                                                             115,000        7,465,800
                                                                                                                    -------------
                                                                                                                      13,962,850
                                                                                                                    -------------

           DRUG RETAIL    0.7%
           CVS Corp.                                                                                     85,000        2,730,200
                                                                                                                    -------------


           ELECTRICAL COMPONENTS & EQUIPMENT    1.1%
           Emerson Electric Co.                                                                          55,000        4,612,300
                                                                                                                    -------------

           FERTILIZERS & AGRICULTURAL CHEMICALS    1.7%
           Monsanto Co.                                                                                 145,000        6,816,450
                                                                                                                    -------------

           FOOD RETAIL    0.9%
           Safeway, Inc.                                                                                120,000        3,642,000
                                                                                                                    -------------

           HEALTH CARE EQUIPMENT    1.8%
           Baxter International, Inc.                                                                   120,000        5,455,200
           Hologic, Inc. (a)                                                                             45,000        1,958,400
                                                                                                                    -------------
                                                                                                                       7,413,600
                                                                                                                    -------------

           HEALTH CARE SERVICES    1.8%
           Caremark Rx, Inc.                                                                             70,000        3,966,900
           Laboratory Corp. of America Holdings (a)                                                      55,000        3,606,350
                                                                                                                    -------------
                                                                                                                       7,573,250
                                                                                                                    -------------

           HOTELS, RESORTS & CRUISE LINES    1.4%
           Hilton Hotels Corp.                                                                           95,000        2,645,750
           Starwood Hotels & Resorts Worldwide, Inc.                                                     55,000        3,145,450
                                                                                                                    -------------
                                                                                                                       5,791,200
                                                                                                                    -------------

           HOUSEHOLD PRODUCTS    1.8%
           Colgate-Palmolive Co.                                                                         55,000        3,415,500
           Procter & Gamble Co.                                                                          65,000        4,028,700
                                                                                                                    -------------
                                                                                                                       7,444,200
                                                                                                                    -------------

           HYPERMARKETS & SUPER CENTERS    0.7%
           Costco Wholesale Corp.                                                                        60,000        2,980,800
                                                                                                                    -------------

           INDEPENDENT POWER PRODUCERS & ENERGY TRADERS    0.7%
           TXU Corp.                                                                                     45,000        2,813,400
                                                                                                                    -------------

           INTERNET SOFTWARE & SERVICES    3.6%
           Akamai Technologies, Inc. (a)                                                                175,000        8,748,250
           Google, Inc., Class A (a)                                                                     15,000        6,028,500
                                                                                                                    -------------
                                                                                                                      14,776,750
                                                                                                                    -------------

           INVESTMENT BANKING & BROKERAGE    4.3%
           Bear Stearns Co., Inc.                                                                        35,000        4,903,500
           Charles Schwab Corp.                                                                         245,000        4,385,500
           E*TRADE Financial Corp. (a)                                                                  150,000        3,588,000
           Goldman Sachs Group, Inc.                                                                     30,000        5,075,100
                                                                                                                    -------------
                                                                                                                      17,952,100
                                                                                                                    -------------

           IT CONSULTING & OTHER SERVICES    1.6%
           Cognizant Technology Solutions Corp., Class A (a)                                             90,000        6,665,400
                                                                                                                    -------------

           LIFE & HEALTH INSURANCE    1.0%
           Prudential Financial, Inc.                                                                    55,000        4,193,750
                                                                                                                    -------------

           MANAGED HEALTH CARE    1.9%
           Humana, Inc. (a)                                                                              65,000        4,295,850
           WellPoint, Inc. (a)                                                                           45,000        3,467,250
                                                                                                                    -------------
                                                                                                                       7,763,100
                                                                                                                    -------------

           MOVIES & ENTERTAINMENT    1.4%
           Walt Disney Co.                                                                              190,000        5,872,900
                                                                                                                    -------------

           OIL & GAS EQUIPMENT & SERVICES    3.0%
           Grant Prideco, Inc. (a)                                                                       90,000        3,422,700
           Schlumberger, Ltd.                                                                           120,000        7,443,600
           TETRA Technologies, Inc. (a)                                                                  55,000        1,328,800
                                                                                                                    -------------
                                                                                                                      12,195,100
                                                                                                                    -------------

           OIL & GAS EXPLORATION & PRODUCTION    0.8%
           Devon Energy Corp.                                                                            50,000        3,157,500
                                                                                                                    -------------

           OTHER DIVERSIFIED FINANCIAL SERVICES    0.9%
           J.P. Morgan Chase & Co.                                                                       80,000        3,756,800
                                                                                                                    -------------

           PHARMACEUTICALS    6.1%
           Allergan, Inc.                                                                                40,000        4,504,400
           AstraZeneca PLC - ADR (United Kingdom)                                                        65,000        4,062,500
           Novartis AG - ADR (Switzerland)                                                               90,000        5,259,600
           Roche Holding AG - ADR (Switzerland)                                                          90,000        7,758,684
           Shire PLC - ADR (United Kingdom)                                                              75,000        3,704,250
                                                                                                                    -------------
                                                                                                                      25,289,434
                                                                                                                    -------------

           PROPERTY & CASUALTY INSURANCE    0.5%
           W.R. Berkley Corp.                                                                            52,500        1,857,975
                                                                                                                    -------------

           REAL ESTATE MANAGEMENT & DEVELOPMENT    0.6%
           CB Richard Ellis Group, Inc., Class A (a)                                                    105,000        2,583,000
                                                                                                                    -------------

           RESTAURANTS    0.8%
           Starbucks Corp. (a)                                                                           95,000        3,234,750
                                                                                                                    -------------

           SEMICONDUCTOR EQUIPMENT    2.2%
           Lam Research Corp. (a)                                                                        80,000        3,626,400
           MEMC Electronic Materials, Inc. (a)                                                          145,000        5,311,350
                                                                                                                    -------------
                                                                                                                       8,937,750
                                                                                                                    -------------

           SEMICONDUCTORS    1.5%
           Integrated Device Technology, Inc. (a)                                                       170,000        2,730,200
           Micron Technology, Inc. (a)                                                                  195,000        3,393,000
                                                                                                                    -------------
                                                                                                                       6,123,200
                                                                                                                    -------------

           SOFT DRINKS    2.4%
           Hansen Natural Corp. (a)                                                                      80,000        2,598,400
           PepsiCo, Inc.                                                                                115,000        7,504,900
                                                                                                                    -------------
                                                                                                                      10,103,300
                                                                                                                    -------------

           SPECIALIZED FINANCE    1.2%
           Chicago Mercantile Exchange Holdings, Inc.                                                    10,000        4,782,500
                                                                                                                    -------------

           SPECIALIZED REIT'S    0.2%
           Host Hotels & Resorts, Inc.                                                                   33,671          772,076
                                                                                                                    -------------

           SPECIALTY STORES    1.3%
           Office Depot, Inc. (a)                                                                       140,000        5,558,000
                                                                                                                    -------------

           STEEL    0.8%
           Allegheny Technologies, Inc.                                                                  55,000        3,420,450
                                                                                                                    -------------

           SYSTEMS SOFTWARE    1.2%
           Oracle Corp. (a)                                                                             285,000        5,055,900
                                                                                                                    -------------

           WIRELESS TELECOMMUNICATION SERVICES    3.2%
           America Movil SA de CV, Ser L - ADR (Mexico)                                                 205,000        8,070,850
           American Tower Corp., Class A (a)                                                            145,000        5,292,500
                                                                                                                    -------------
                                                                                                                      13,363,350
                                                                                                                    -------------

           TOTAL LONG-TERM INVESTMENTS    91.3%
              (Cost $326,730,537)                                                                                    376,904,910

           REPURCHASE AGREEMENT    8.7%
           State Street Bank & Trust Co. ($36,038,000 par collateralized by U.S.
           Government obligations in a pooled cash account, interest rate of
           5.15%, dated 09/29/06, to be sold on 10/02/06 at $36,053,466)
           (Cost $36,038,000)                                                                                         36,038,000
                                                                                                                    -------------

           TOTAL INVESTMENTS    100.0%
              (Cost $362,768,537)                                                                                    412,942,910

           LIABILITIES IN EXCESS OF OTHER ASSETS    0.0%                                                                (149,938)
                                                                                                                    -------------

           NET ASSETS    100.0%                                                                                     $412,792,972
                                                                                                                    =============

           Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR      - American Depositary Receipt

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2006 (UNAUDITED)



                                                                                  NUMBER OF
DESCRIPTION                                                                         SHARES         VALUE
COMMON STOCKS   98.3%
AEROSPACE & DEFENSE   2.5%
General Dynamics Corp.                                                              8,400      $    602,028
Precision Castparts Corp.                                                          13,300           840,028
United Technologies Corp.                                                          24,100         1,526,735
                                                                                               ------------
                                                                                                  2,968,791
                                                                                               ------------

AGRICULTURAL PRODUCTS   1.4%
Archer-Daniels-Midland Co.                                                         45,800         1,734,904
                                                                                               ------------

AIR FREIGHT & LOGISTICS   1.1%
FedEx Corp.                                                                        12,000         1,304,160
                                                                                               ------------

AIRLINES   1.6%
AMR Corp. (a)                                                                      42,508           983,635
Continental Airlines, Inc., Class B (a)                                            34,200           968,202
                                                                                               ------------
                                                                                                  1,951,837
                                                                                               ------------

APPAREL RETAIL   4.9%
Abercrombie & Fitch Co., Class A                                                   21,479         1,492,361
American Eagle Outfitters, Inc.                                                    51,200         2,244,096
bebe stores, Inc.                                                                  39,892           988,524
Chico's FAS, Inc. (a)                                                              17,658           380,177
The Men's Wearhouse, Inc.                                                          13,100           487,451
Urban Outfitters, Inc. (a)                                                         14,000           247,660
                                                                                               ------------
                                                                                                  5,840,269
                                                                                               ------------

APPLICATION SOFTWARE   1.8%
Amdocs, Ltd. (Guernsey) (a)                                                        10,300           407,880
Cadence Design Systems, Inc. (a)                                                   31,700           537,632
Citrix Systems, Inc. (a)                                                           11,200           405,552
FactSet Research Systems, Inc.                                                      6,900           335,133
SAP AG - ADR (Germany)                                                             10,400           514,800
                                                                                               ------------
                                                                                                  2,200,997
                                                                                               ------------

ASSET MANAGEMENT & CUSTODY BANKS   1.8%
Ameriprise Financial, Inc.                                                         15,350           719,915
Franklin Resources, Inc.                                                            2,717           287,323
Janus Capital Group, Inc.                                                          13,300           262,276
Legg Mason, Inc.                                                                    8,664           873,851
                                                                                               ------------
                                                                                                  2,143,365
                                                                                               ------------

AUTOMOTIVE RETAIL   0.1%
Advance Auto Parts, Inc.                                                            4,800           158,112
                                                                                               ------------

BIOTECHNOLOGY   4.7%
Amgen, Inc. (a)                                                                     8,700           622,311
Celgene Corp. (a)                                                                  47,900         2,074,070
Gilead Sciences, Inc. (a)                                                          38,300         2,631,210
ImClone Systems, Inc. (a)                                                          12,400           351,168
                                                                                               ------------
                                                                                                  5,678,759
                                                                                               ------------

BUILDING PRODUCTS   0.3%
USG Corp. (a)                                                                       7,500           352,800
                                                                                               ------------

CASINOS & GAMING   1.5%
Harrah's Entertainment, Inc.                                                        6,700           445,081
MGM MIRAGE (a)                                                                     12,000           473,880
Penn National Gaming, Inc. (a)                                                     16,900           617,188
Wynn Resorts, Ltd. (a)                                                              3,378           229,738
                                                                                               ------------
                                                                                                  1,765,887
                                                                                               ------------

COMMUNICATIONS EQUIPMENT   7.6%
ADC Telecommunications, Inc. (a)                                                   24,600           369,000
Cisco Systems, Inc. (a)                                                            25,800           593,400
Corning, Inc. (a)                                                                 109,314         2,668,355
Harris Corp.                                                                       22,900         1,018,821
Juniper Networks, Inc. (a)                                                         13,904           240,261
Motorola, Inc.                                                                     95,050         2,376,250
QUALCOMM, Inc.                                                                     25,033           909,950
Research in Motion, Ltd. (Canada) (a)                                               3,608           370,397
Tellabs, Inc. (a)                                                                  53,906           590,810
                                                                                               ------------
                                                                                                  9,137,244
                                                                                               ------------

COMPUTER & ELECTRONICS RETAIL   0.4%
Best Buy Co., Inc.                                                                  4,648           248,947
RadioShack Corp.                                                                   11,800           227,740
                                                                                               ------------
                                                                                                    476,687
                                                                                               ------------

COMPUTER HARDWARE   1.5%
Apple Computer, Inc. (a)                                                           19,298         1,486,525
Hewlett-Packard Co.                                                                10,100           370,569
                                                                                               ------------
                                                                                                  1,857,094
                                                                                               ------------

COMPUTER STORAGE & PERIPHERALS   0.9%
EMC Corp. (a)                                                                      75,428           903,627
Seagate Technology (Cayman Islands) (a)                                            10,247           236,603
                                                                                               ------------
                                                                                                  1,140,230
                                                                                               ------------

CONSTRUCTION & ENGINEERING   0.2%
Jacobs Engineering Group, Inc. (a)                                                  2,757           206,031
                                                                                               ------------


CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS   3.8%
Caterpillar, Inc.                                                                  22,900         1,506,820
Cummins, Inc.                                                                       5,100           608,073
Deere & Co.                                                                        12,200         1,023,702
JLG Industries, Inc.                                                               19,100           378,371
Joy Global, Inc.                                                                   13,544           509,390
Oshkosh Truck Corp.                                                                 9,600           484,512
                                                                                               ------------
                                                                                                  4,510,868
                                                                                               ------------
CONSTRUCTION MATERIALS   0.4%
Cemex S.A. de C.V. - ADR (Mexico)                                                  16,200           487,296
                                                                                               ------------

CONSUMER FINANCE   0.5%
First Marblehead Corp.                                                              8,100           561,006
                                                                                               ------------

DATA PROCESSING & OUTSOURCED SERVICES   1.4%
Ceridian Corp. (a)                                                                 10,700           239,252
CheckFree Corp. (a)                                                                36,300         1,499,916
                                                                                               ------------
                                                                                                  1,739,168
                                                                                               ------------

DEPARTMENT STORES   1.0%
Nordstrom, Inc.                                                                    23,467           992,654
Saks, Inc.                                                                         14,788           255,537
                                                                                               ------------
                                                                                                  1,248,191
                                                                                               ------------

DISTILLERS & VINTNERS   0.6%
Brown-Forman Corp., Class B                                                         8,900           682,185
                                                                                               ------------

DIVERSIFIED METALS & MINING   0.5%
Cameco Corp. (Canada)                                                               7,100           259,647
Southern Copper Corp.                                                               4,300           397,750
                                                                                               ------------
                                                                                                    657,397
                                                                                               ------------

DRUG RETAIL   2.7%
CVS Corp.                                                                          80,100         2,572,812
Walgreen Co.                                                                       14,600           648,094
                                                                                               ------------
                                                                                                  3,220,906
                                                                                               ------------

EDUCATION SERVICES   0.2%
Apollo Group, Inc., Class A (a)                                                     4,172           205,429
                                                                                               ------------

ELECTRONIC EQUIPMENT MANUFACTURERS   0.6%
Mettler-Toledo International, Inc. (a)                                             10,100           668,115
                                                                                               ------------

ELECTRONIC MANUFACTURING SERVICES   0.9%
Jabil Circuit, Inc.                                                                37,700         1,077,089
                                                                                               ------------


ENVIRONMENTAL & FACILITIES SERVICES   0.4%
Waste Management, Inc.                                                             13,400           491,512
                                                                                               ------------

FERTILIZERS & AGRICULTURAL CHEMICALS   0.4%
Monsanto Co.                                                                       10,300           484,203
                                                                                               ------------

FOOD RETAIL   1.3%
Safeway, Inc.                                                                      27,400           831,590
Whole Foods Market, Inc.                                                           12,000           713,160
                                                                                               ------------
                                                                                                  1,544,750
                                                                                               ------------
HEALTH CARE DISTRIBUTORS   0.3%
AmerisourceBergen Corp.                                                             7,400           334,480
                                                                                               ------------

HEALTH CARE EQUIPMENT   1.0%
Becton, Dickinson & Co.                                                             5,400           381,618
Kinetic Concepts, Inc. (a)                                                         11,800           371,228
Stryker Corp.                                                                       9,600           476,064
                                                                                               ------------
                                                                                                  1,228,910
                                                                                               ------------

HEALTH CARE SERVICES   2.2%
Caremark Rx, Inc.                                                                  18,100         1,025,727
Express Scripts, Inc. (a)                                                           8,300           626,567
Laboratory Corp. of America Holdings (a)                                            5,850           383,584
Quest Diagnostics, Inc.                                                            10,700           654,412
                                                                                               ------------
                                                                                                  2,690,290
                                                                                               ------------

HOME ENTERTAINMENT SOFTWARE   0.2%
Electronic Arts, Inc. (a)                                                           5,372           299,113
                                                                                               ------------

HOME FURNISHINGS  0.4%
Tempur-Pedic International, Inc. (a)                                               27,300           468,741
                                                                                               ------------

HOME IMPROVEMENT RETAIL   0.2%
Home Depot, Inc.                                                                    7,000           253,890
                                                                                               ------------

HOMEFURNISHING RETAIL   0.4%
Bed Bath & Beyond, Inc. (a)                                                         6,558           250,909
Williams-Sonoma, Inc.                                                               5,500           178,145
                                                                                               ------------
                                                                                                    429,054
                                                                                               ------------

HOTELS, RESORTS & CRUISE LINES   0.2%
Carnival Corp. (Panama)                                                             6,259           294,361
                                                                                               ------------

HOUSEHOLD APPLIANCES   0.4%
Black & Decker Corp.                                                                5,700           452,295
                                                                                               ------------

HOUSEHOLD PRODUCTS   0.2%
Procter & Gamble Co.                                                                4,377           271,286
                                                                                               ------------


HYPERMARKETS & SUPER CENTERS   0.9%
Costco Wholesale Corp.                                                              9,200           457,056
Wal-Mart Stores, Inc.                                                              12,900           636,228
                                                                                               ------------
                                                                                                  1,093,284
                                                                                               ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS   0.7%
TXU Corp.                                                                          14,000           875,280
                                                                                               ------------

INDUSTRIAL CONGLOMERATES   0.4%
General Electric Co.                                                               14,200           501,260
                                                                                               ------------

INDUSTRIAL MACHINERY   1.3%
Ingersoll-Rand Co., Ltd., Class A (Bermuda)                                        19,074           724,430
Parker Hannifin Corp.                                                              10,600           823,938
                                                                                               ------------
                                                                                                  1,548,368
                                                                                               ------------

INTEGRATED OIL & GAS   0.9%
ConocoPhillips                                                                     10,500           625,065
Exxon Mobil Corp.                                                                   6,300           422,730
                                                                                               ------------
                                                                                                  1,047,795
                                                                                               ------------

INTERNET RETAIL   0.5%
Expedia, Inc. (a)                                                                  38,803           608,431
                                                                                               ------------

INTERNET SOFTWARE & SERVICES   2.1%
eBay, Inc. (a)                                                                     29,570           838,605
Openwave Systems, Inc. (a)                                                         60,782           568,919
VeriSign, Inc. (a)                                                                 29,639           598,708
Yahoo!, Inc. (a)                                                                   21,752           549,891
                                                                                               ------------
                                                                                                  2,556,123
                                                                                               ------------

INVESTMENT BANKING & BROKERAGE   3.3%
Bear Stearns Cos., Inc.                                                             3,600           504,360
E*TRADE Financial Corp. (a)                                                        19,606           468,975
Goldman Sachs Group, Inc.                                                           8,500         1,437,945
Lehman Brothers Holdings, Inc.                                                      3,675           271,435
Merrill Lynch & Co., Inc.                                                          15,750         1,231,965
                                                                                               ------------
                                                                                                  3,914,680
                                                                                               ------------

IT CONSULTING & OTHER SERVICES   0.5%
Accenture, Ltd., Class A (Bermuda)                                                  8,300           263,193
Infosys Technologies, Ltd. - ADR (India)                                            7,600           362,748
                                                                                               ------------
                                                                                                    625,941
                                                                                               ------------

MANAGED HEALTH CARE   6.1%
Aetna, Inc.                                                                        41,000         1,621,550
Humana, Inc. (a)                                                                   14,300           945,087
UnitedHealth Group, Inc. (b)                                                       72,200         3,552,240
WellPoint, Inc. (a)                                                                16,100         1,240,505
                                                                                               ------------
                                                                                                  7,359,382
                                                                                               ------------

MOVIES & ENTERTAINMENT   1.5%
News Corp., Class A                                                                58,800         1,155,420
Walt Disney Co.                                                                    19,900           615,109
                                                                                               ------------
                                                                                                  1,770,529
                                                                                               ------------

OIL & GAS DRILLING   0.9%
Helmerich & Payne, Inc.                                                            12,800           294,784
Patterson - UTI Energy, Inc.                                                       16,900           401,544
Rowan Cos., Inc.                                                                   11,800           373,234
                                                                                               ------------
                                                                                                  1,069,562
                                                                                               ------------

OIL & GAS EQUIPMENT & SERVICES   0.6%
Baker Hughes, Inc.                                                                  9,800           668,360
                                                                                               ------------

OIL & GAS EXPLORATION & PRODUCTION   0.4%
Chesapeake Energy Corp.                                                            15,200           440,496
                                                                                               ------------

OIL & GAS REFINING & MARKETING   0.7%
Sunoco, Inc.                                                                        5,200           323,388
Valero Energy Corp.                                                                 8,900           458,083
                                                                                               ------------
                                                                                                    781,471
                                                                                               ------------

OTHER DIVERSIFIED FINANCIAL SERVICES   1.3%
Bank of America Corp.                                                              10,000           535,700
Citigroup, Inc.                                                                     9,800           486,766
JPMorgan Chase & Co.                                                               11,500           540,040
                                                                                               ------------
                                                                                                  1,562,506
                                                                                               ------------

PACKAGED FOODS & MEATS   0.3%
Kellogg Co.                                                                         8,100           401,112
                                                                                               ------------

PHARMACEUTICALS   3.5%
Abraxis Bioscience, Inc. (a)                                                        5,847           162,430
Allergan, Inc.                                                                      5,600           630,616
Endo Pharmaceuticals Holdings, Inc. (a)                                            16,200           527,310
Merck & Co., Inc.                                                                  30,600         1,282,140
Schering-Plough Corp.                                                              41,500           916,735
Teva Pharmaceutical Industries, Ltd. - ADR (Israel)                                 6,299           214,733
Wyeth                                                                              10,400           528,736
                                                                                               ------------
                                                                                                  4,262,700
                                                                                               ------------

PROPERTY & CASUALTY INSURANCE   1.0%
Allstate Corp.                                                                      7,800           489,294
Chubb Corp.                                                                         6,900           358,524
Hanover Insurance Group, Inc.                                                       8,800           392,744
                                                                                               ------------
                                                                                                  1,240,562
                                                                                               ------------


RAILROADS   2.2%
Burlington Northern Santa Fe Corp.                                                  7,500           550,800
CSX Corp.                                                                          15,700           515,431
Norfolk Southern Corp.                                                             24,400         1,074,820
Union Pacific Corp.                                                                 6,100           536,800
                                                                                               ------------
                                                                                                  2,677,851
                                                                                               ------------
RESTAURANTS   1.6%
Applebee's International, Inc.                                                      8,493           182,684
Cheesecake Factory, Inc. (a)                                                        9,900           269,181
Darden Restaurants, Inc.                                                           22,800           968,316
Sonic Corp. (a)                                                                    22,700           513,247
                                                                                               ------------
                                                                                                  1,933,428
                                                                                               ------------

SEMICONDUCTOR EQUIPMENT   2.4%
Applied Materials, Inc.                                                            74,041         1,312,747
ASML Holding N.V. (Netherlands) (a)                                                29,500           686,760
KLA-Tencor Corp.                                                                    5,791           257,526
MEMC Electronic Materials, Inc. (a)                                                16,800           615,384
                                                                                               ------------
                                                                                                  2,872,417
                                                                                               ------------

SEMICONDUCTORS   4.8%
Advanced Micro Devices, Inc. (a)                                                   16,600           412,510
Altera Corp. (a)                                                                   12,992           238,793
Analog Devices, Inc.                                                                7,121           209,286
Broadcom Corp., Class A (a)                                                        43,400         1,316,756
Marvell Technology Group, Ltd. (Bermuda) (a)                                       27,236           527,561
Maxim Integrated Products, Inc.                                                     7,337           205,950
NVIDIA Corp. (a)                                                                   62,198         1,840,439
PMC-Sierra, Inc. (a)                                                              119,634           710,626
Xilinx, Inc.                                                                       15,800           346,810
                                                                                               ------------
                                                                                                  5,808,731
                                                                                               ------------

SOFT DRINKS   0.8%
Hansen Natural Corp. (a)                                                           11,900           386,512
Pepsi Bottling Group, Inc.                                                         15,500           550,250
                                                                                               ------------
                                                                                                    936,762
                                                                                               ------------

SPECIALIZED FINANCE   0.4%
Nasdaq Stock Market, Inc. (a)                                                      17,211           520,461
                                                                                               ------------

SPECIALTY STORES   2.5%
Barnes & Noble, Inc.                                                                5,084           192,887
Claire's Stores, Inc.                                                              39,497         1,151,732
PETsMART, Inc.                                                                     18,700           518,925
Staples, Inc.                                                                      36,000           875,880
Tiffany & Co.                                                                       6,931           230,109
                                                                                               ------------
                                                                                                  2,969,533
                                                                                               ------------

STEEL   0.8%
Allegheny Technologies, Inc.                                                        7,824           486,575
Companhia Vale do Rio Doce - ADR (Brazil)                                          22,000           474,320
                                                                                               ------------
                                                                                                    960,895
                                                                                               ------------

SYSTEMS SOFTWARE   0.5%
Oracle Corp. (a)                                                                   33,400           592,516
                                                                                               ------------

TECHNOLOGY DISTRIBUTORS   0.6%
Avnet, Inc. (a)                                                                    38,600           757,332
                                                                                               ------------

THRIFTS & MORTGAGE FINANCE   0.7%
Fannie Mae                                                                          4,758           266,020
Radian Group, Inc.                                                                  9,000           540,000
                                                                                               ------------
                                                                                                    806,020
                                                                                               ------------

TRADING COMPANIES & DISTRIBUTORS   0.2%
Fastenal Co.                                                                        6,035           232,770
                                                                                               ------------

WIRELESS TELECOMMUNICATION SERVICES   1.4%
America Movil S.A. de C.V., Ser L - ADR (Mexico)                                   19,200           755,904
American Tower Corp., Class A (a)                                                  24,200           883,300
                                                                                               ------------
                                                                                                  1,639,204
                                                                                               ------------

TOTAL LONG-TERM INVESTMENTS   98.3%
    (Cost $103,711,814)                                                                         118,253,464

REPURCHASE AGREEMENT   1.3%
State Street Bank & Trust Co. ($1,567,000 par collateralized by U.S.
Government obligations in a pooled cash account, interest rate of 5.15%, dated 09/29/06, to be sold on 10/02/06 at $1,567,673)
   (Cost $1,567,000)                                                                              1,567,000
                                                                                               ------------

TOTAL INVESTMENTS   99.6%
   (Cost $105,278,814)                                                                          119,820,464

OTHER ASSETS IN EXCESS OF LIABILITIES   0.4%                                                        506,467
                                                                                               ------------

NET ASSETS   100.0%                                                                            $120,326,931
                                                                                               ============
     Percentages are calculated as a percentage of net assets
(a)  Non-income producing security as this stock currently does not declare dividends.

(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.
ADR  - American Depositary Receipt


FUTURES CONTRACTS OUTSTANDING AS OF SETEMBER 30, 2006:

                                                                                                 UNREALIZED
                                                                                                APPRECIATION/
Long Contracts:                                                                   CONTRACTS     DEPRECIATION
S&P 500 Index Futures, December 2006 (Current Notional Value of
      $336,350 per contract)                                                            1            $7,870
                                                                                       20               420
                                                                                ------------   ------------
S&P Mini 500 Index Futures, December 2006 (Current Notional Value of                   21            $8,290
      $67,270 per contract)                                                     ============   ============




                        See Notes to Financial Statements



VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2006 (UNAUDITED)

  PAR
 AMOUNT
 (000)    DESCRIPTION                                                    COUPON         MATURITY             VALUE
-------   -----------                                                    ------   --------------------   ------------
          COLLATERALIZED MORTGAGE OBLIGATIONS 19.5%
$ 1,236   American Home Mortgage Assets (Floating Rate Coupon)            5.560%        09/25/46         $  1,240,031
    969   Bear Stearns Mortgage Funding Trust (Floating Rate Coupon)      5.574         07/25/36              969,390
    898   Countrywide Alternative Loan Trust (Floating Rate Coupon)       5.580         10/25/36              898,182
    978   Countrywide Alternative Loan Trust (Floating Rate Coupon)       5.590         05/25/36              980,739
  1,126   Countrywide Alternative Loan Trust (Floating Rate Coupon)       5.600         04/25/36            1,130,988
  3,388   Countrywide Alternative Loan Trust (Interest Only)              0.479         02/25/37              181,572
  9,712   Countrywide Alternative Loan Trust (Interest Only)              0.983         09/25/35              209,411
 20,800   Countrywide Alternative Loan Trust (Interest Only) (a)          1.000         10/25/36            1,101,750
  1,584   Countrywide Home Loans (Floating Rate Coupon)                   5.630         04/25/46            1,586,508
  4,638   Countrywide Home Loans (Interest Only)                          1.385         10/25/34               94,213
  4,958   Countrywide Home Loans (Interest Only) (Alternative Loan
          Trust)                                                          0.239         03/20/46              249,475
  1,184   DSLA Mortgage Loan Trust (Floating Rate Coupon)                 5.503         04/19/47            1,184,853
  1,267   DSLA Mortgage Loan Trust (Floating Rate Coupon)                 5.530         09/19/36            1,267,500
    910   Federal Home Loan Mortgage Corp. (Floating Rate Coupon)         5.480         09/25/45              913,729
    742   Federal Home Loan Mortgage Corp. (Floating Rate Coupon)         5.930         03/15/34              744,878
    576   Federal Home Loan Mortgage Corp. (Interest Only)                5.000         12/15/16               57,732
    503   Federal Home Loan Mortgage Corp. (Interest Only)                6.000   05/15/30 to 05/01/31         72,046
    308   Federal Home Loan Mortgage Corp. (Interest Only)                6.500         04/01/28               65,044
     91   Federal Home Loan Mortgage Corp. (Interest Only)                8.000         06/01/31               20,127
    889   Federal Home Loan Mortgage Corp. (Interest Only, Inverse
          Floating Rate)                                                  1.625         06/17/27               31,835
    750   Federal National Mortgage Association                           6.022         11/25/10              777,202
  2,042   Federal National Mortgage Association (Floating Rate Coupon)    5.380         11/25/28            2,044,366
    887   Federal National Mortgage Association (Floating Rate Coupon)    5.530         05/25/35              890,942
    803   Federal National Mortgage Association (Floating Rate Coupon)    5.730         12/18/32              810,926
    977   Federal National Mortgage Association (Interest Only)           6.000   11/25/32 to 07/25/33        177,241
  1,889   Federal National Mortgage Association (Interest Only)           6.500   06/01/31 to 05/25/33        407,649
     64   Federal National Mortgage Association (Interest Only)           7.000         03/01/32               14,517
     74   Federal National Mortgage Association (Interest Only)           8.000         05/01/30               16,521
     64   Federal National Mortgage Association (Interest Only) REMIC     6.000         08/25/32                7,943
    313   Federal National Mortgage Association (Interest Only) REMIC     7.000         04/25/33               67,134
    253   Government National Mortgage Association (Interest Only,
          Inverse Floating Rate)                                          2.070         05/16/32               13,964
    512   Government National Mortgage Association (Interest Only,
          Inverse Floating Rate)                                          2.670         04/16/29               15,449
    512   Government National Mortgage Association (Interest Only,
          Inverse Floating Rate) REMIC                                    2.670         05/16/32               16,764
    634   Government National Mortgage Association (Interest Only,
          Inverse Floating Rate) REMIC                                    3.070         06/16/27               24,912

  3,457   Greenpoint Mortgage Funding Trust (Interest Only)               1.207         08/25/45              107,481
  3,536   Greenpoint Mortgage Funding Trust (Interest Only)               1.946         10/25/45               85,094
  3,854   Greenpoint Mortgage Funding Trust (Interest Only)               2.073         06/25/45              115,024
  1,325   Harborview Mortgage Loan Trust (a)                              5.670         10/25/36            1,325,000
  1,586   Harborview Mortgage Loan Trust (Floating Rate Coupon)           6.563         01/19/36            1,621,822
  5,057   Harborview Mortgage Loan Trust (Interest Only)                  1.048         06/19/35              112,192
  4,878   Harborview Mortgage Loan Trust (Interest Only)                  1.355         05/19/35              118,907
 16,554   Harborview Mortgage Loan Trust (Interest Only)                  1.689   01/19/36 to 7/20/36         569,395
  4,765   Harborview Mortgage Loan Trust (Interest Only)                  1.697         03/19/37              226,350
  2,949   Harborview Mortgage Loan Trust (Interest Only)                  1.979         01/19/36               88,471
      2   Harborview Mortgage Loan Trust (Principal Only)                     *   7/20/36 to 03/19/37           1,542
  1,172   Indymac Index Mortgage Loan Trust                               5.580         05/25/36            1,176,515
  1,062   Indymac Index Mortgage Loan Trust (Floating Rate Coupon)        5.710         10/25/36            1,069,791
  3,838   Indymac Index Mortgage Loan Trust (Interest Only)               0.953         07/25/35              125,942
  1,300   Luminent Mortgage Trust (Floating Rate Coupon)                  5.564         10/25/46            1,298,986
  1,117   Residential Accredit Loans, Inc. (Floating Rate Coupon)         5.560         06/25/46            1,117,072
  1,575   Residential Accredit Loans, Inc. (Floating Rate Coupon)         5.600         02/25/46            1,578,125
  1,300   Structured Asset Mortgage Investments, Inc. (a)                 5.500         11/25/36            1,300,000
  1,538   Structured Asset Mortgage Investments, Inc.                     5.554         07/25/36            1,537,753
  1,074   Structured Asset Mortgage Investments, Inc.                     5.560         08/25/36            1,075,219
    591   Structured Asset Mortgage Investments, Inc. (Floating Rate
          Coupon)                                                         5.520         02/25/36              591,386
    957   Washington Mutual (Floating Rate Coupon)                        5.503         05/25/46              955,050
    923   Washington Mutual (Floating Rate Coupon)                        5.604         04/25/46              923,421
    846   Washington Mutual (Floating Rate Coupon)                        5.670         11/25/45              851,683
    800   Washington Mutual (Floating Rate Coupon)                        5.690         07/25/45              804,181
  6,197   Washington Mutual (Interest Only)                               0.482         10/25/44              108,439
  4,316   Washington Mutual (Interest Only)                               0.610         07/25/44               75,532
  2,501   Washington Mutual (Interest Only)                               0.655         06/25/44               40,636
                                                                                                         ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS 19.5%                                                            37,286,542
                                                                                                         ------------
          MORTGAGE BACKED SECURITIES 23.8%
  3,525   Federal Home Loan Mortgage Corp.                                5.500         08/01/21            3,524,012
     57   Federal Home Loan Mortgage Corp.                                6.000   06/01/29 to 09/01/29         57,107
     51   Federal Home Loan Mortgage Corp.                                6.500         06/01/29               52,153
  1,266   Federal Home Loan Mortgage Corp.                                7.500   08/01/24 to 08/01/31      1,313,363
      5   Federal Home Loan Mortgage Corp.                                8.000         09/01/24                5,110
    250   Federal Home Loan Mortgage Corp. (ARM)                          3.518         07/01/34              245,180
    531   Federal Home Loan Mortgage Corp. (ARM)                          4.161         08/01/34              527,573
  1,600   Federal Home Loan Mortgage Corp., October                       4.500           TBA               1,495,501
  1,075   Federal National Mortgage Association                           3.920         01/01/08            1,061,157
    123   Federal National Mortgage Association                           6.000   01/01/14 to 06/01/14        124,841
  1,533   Federal National Mortgage Association                           6.420         03/01/36            1,585,439
  1,878   Federal National Mortgage Association                           6.479         03/01/36            1,942,741
    296   Federal National Mortgage Association                           6.500   06/01/09 to 12/01/32        302,435
 12,225   Federal National Mortgage Association                           7.000   07/01/10 to 10/01/35     12,587,523
  1,467   Federal National Mortgage Association                           7.500   02/01/23 to 04/01/32      1,518,437
     16   Federal National Mortgage Association                           8.000   06/01/24 to 10/01/24         16,784
     17   Federal National Mortgage Association                          10.000         04/01/21               19,262
     28   Federal National Mortgage Association                          11.000         11/01/20               31,546
    269   Federal National Mortgage Association (ARM)                     3.604         07/01/34              268,872
    337   Federal National Mortgage Association (ARM)                     4.120         09/01/34              334,048
    318   Federal National Mortgage Association (ARM)                     4.126         10/01/34              320,541
  1,185   Federal National Mortgage Association (ARM)                     4.323         02/01/34            1,176,347
    285   Federal National Mortgage Association (ARM)                     4.378         10/01/34              284,110
    501   Federal National Mortgage Association (ARM)                     5.834         07/01/33              508,310
  1,708   Federal National Mortgage Association (ARM)                     6.905         05/01/36            1,767,355
  1,686   Federal National Mortgage Association (ARM)                     6.917         05/01/36            1,744,499
  3,233   Federal National Mortgage Association (ARM)                     6.921         04/01/36            3,367,397
  2,123   Federal National Mortgage Association (ARM)                     6.939         04/01/36            2,196,937

  1,135   Federal National Mortgage Association (ARM)                     7.256         03/01/36            1,174,781
  4,600   Federal National Mortgage Association, October                  7.000           TBA               4,725,065
    630   Federal Nationial Mortgage Association REMIC                    5.771         05/28/35              631,858
    142   Federal Nationial Mortgage Association REMIC                    5.781         05/28/35              142,332
     84   Government National Mortgage Association                        6.500   05/15/23 to 03/15/29         86,880
    171   Government National Mortgage Association                        7.000   04/15/23 to 11/15/27        176,913
     29   Government National Mortgage Association                        7.500   12/15/21 to 06/15/24         30,160
     23   Government National Mortgage Association                        8.000   05/15/17 to 01/15/23         24,595
      8   Government National Mortgage Association                        8.500         07/15/17                8,571
     38   Government National Mortgage Association                        9.500   07/15/09 to 10/15/09         39,219
      2   Government National Mortgage Association                       11.000         09/15/10                2,373
                                                                                                         ------------
TOTAL MORTGAGE BACKED SECURITIES 23.8%                                                                     45,421,327
                                                                                                         ------------
          UNITED STATES GOVERNMENT AGENCY OBLIGATIONS 6.7%
  4,400   Federal Home Loan Bank                                          3.000         04/15/09            4,207,548
  3,150   Federal Home Loan Mortgage Corp.                                6.625         09/15/09            3,295,395
    350   Federal National Mortgage Association                           7.125         06/15/10              376,350
  1,985   Financing Corp.                                                 9.650         11/02/18            2,796,837
    700   Financing Corp.                                                 9.800         04/06/18              987,142
    960   Tennessee Valley Authority, Ser G                               7.125         05/01/30            1,218,467
                                                                                                         ------------
TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS                                                          12,881,739
                                                                                                         ------------
          UNITED STATES TREASURY OBLIGATIONS 26.1%
  4,250   United States Treasury Bonds                                    5.250         11/15/28            4,494,379
    300   United States Treasury Bonds                                    6.125         08/15/29              353,742
  1,500   United States Treasury Bonds                                    7.625         11/15/22            1,965,587
  1,650   United States Treasury Bonds                                    7.625         02/15/25            2,204,427
  1,000   United States Treasury Bonds                                    8.000         11/15/21            1,338,125
  1,800   United States Treasury Bonds                                    8.125         08/15/19            2,374,313
  9,120   United States Treasury Bonds                                    8.125         08/15/21           12,290,632
    800   United States Treasury Bonds                                    8.750         08/15/20            1,116,688
  1,250   United States Treasury Bonds                                    9.250         02/15/16            1,682,813
    350   United States Treasury Bonds                                   10.375         11/15/12              370,754
    700   United States Treasury Bonds                                   12.000         08/15/13              790,809
  1,500   United States Treasury Notes                                    3.500         11/15/06            1,497,891
  7,100   United States Treasury Notes                                    3.875         02/15/13            6,821,829
    500   United States Treasury Notes                                    4.750         11/15/08              500,840
  5,700   United States Treasury Notes                                    4.750         05/15/14            5,750,103
  6,100   United States Treasury Notes                                    5.125         06/30/11            6,236,536
                                                                                                         ------------
TOTAL UNITED STATES TREASURY OBLIGATIONS                                                                   49,789,468
                                                                                                         ------------
TOTAL LONG-TERM INVESTMENTS 76.1%
   (Cost $144,305,702)                                                                                    145,379,076
                                                                                                         ============

                                                                                EXPIRATION   EXERCISE      MARKET
DESCRIPTION                                                         CONTRACTS      DATE        PRICE        VALUE
-----------                                                         ---------   ----------   --------   ------------
PURCHASED OPTIONS 0.0%
   Eurodollars Futures, June 2007                                      459        Jun-07       94.25    $     34,425
   Eurodollars Futures, June 2007                                       62        Jun-07       94.50          10,075
   Eurodollars Futures, June 2007                                       27        Jun-07       94.75           8,775
                                                                                                        ------------
TOTAL PURCHASED OPTIONS (Cost $170,832)                                                                       53,275
                                                                                                        ------------
SHORT-TERM INVESTMENTS 28.1%
REPURCHASE AGREEMENT 27.8%
   State Street Bank & Trust Co. ($53,191,000 par collateralized by U.S. Government obligations in a pooled cash account,
   interest rate of 5.15%, dated 09/29/06, to be sold on 10/02/06
   at $53,213,828)                                                                                        53,191,000
UNITED STATES GOVERNMENT AGENCY OBLIGATIONS 0.3%
   United States Treasury Bills ($550,000 par, yielding 4.762%,
   01/11/07 maturity) (b)                                                                                    542,686
                                                                                                        ------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $53,733,068)                                                                                     53,733,686
                                                                                                        ------------

TOTAL INVESTMENTS 104.2%
   (Cost $198,209,602)                                                                                   199,166,037
LIABILITIES IN EXCESS OF OTHER ASSETS (4.2%)                                                              (8,111,841)
                                                                                                        ------------
NET ASSETS 100.0%                                                                                       $191,054,196
                                                                                                        ============

     Percentages are calculated as a percentage of net assets.

*    Zero coupon bond

(a)  Securities purchased on a when-issued delayed delivery basis.

(b) All or a portion of this security has been physically segregated in connection with open futures contracts.

The obligations of certain U.S. Government sponsored entities are neither issued nor guaranteed by the United States Treasury.

ARM   - Adjustable Rate Mortgage

REMIC - Real Estate Mortgage Investment Conduits

TBA   - To be announced, maturity date has not been established. Upon Settlement and delivery of the mortgage pools, maturity dates will be assigned.

FUTURES CONTRACTS OUTSTANDING AS OF SEPTEMBER 30, 2006:

                                                                                  UNREALIZED
                                                                                APPRECIATION/
                                                                    CONTRACTS    DEPRECIATION
                                                                    ---------   -------------
LONG CONTRACTS:
   U.S. Treasury Bonds -- December 2006 (Current Notional Value
   of $112,406 per contract)                                           181        $360,181
   5-Year U.S. Treasury Notes -- December 2006 (Current Notional
   Value of $105,516 per contract)                                     169         129,161
SHORT CONTRACTS:
   10-Year U.S. Treasury Notes -- December 2006 (Current Notional
   Value of $108,063 per contract)                                      37         (37,914)
   2-Year U.S. Treasury Notes-- December 2006 (Current Notional
   Value of $204,500 per contract)                                     152         (91,895)
                                                                       ---        --------
                                                                       539        $359,533
                                                                       ===        ========

          VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

          PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2006 (UNAUDITED)

                                                                       NUMBER OF
          DESCRIPTION                                                   SHARES            VALUE

          COMMON STOCKS    91.4%
          AEROSPACE & DEFENSE    2.2%
          Northrop Grumman Corp.                                        279,950      $    19,056,196

          Raytheon Co.                                                  428,700           20,581,887
                                                                                  -------------------
                                                                                          39,638,083
                                                                                  -------------------

          ASSET MANAGEMENT & CUSTODY BANKS    0.8%
          State Street Corp.                                            232,560           14,511,744
                                                                                  -------------------

          AUTOMOBILE MANUFACTURERS    0.8%
          Honda Motor Co., Ltd. - ADR (Japan)                           432,800           14,555,064
                                                                                  -------------------

          BIOTECHNOLOGY    0.5%
          Applera Corp. - Applied Biosystems Group                      256,660            8,498,013
                                                                                  -------------------

          BROADCASTING & CABLE TV    2.1%
          Clear Channel Communications, Inc.                            914,985           26,397,317
          Comcast Corp., Class A (a)                                    315,610           11,630,228
                                                                                  -------------------
                                                                                          38,027,545
                                                                                  -------------------

          COMMUNICATIONS EQUIPMENT    0.6%
          Motorola, Inc.                                                450,630           11,265,750
                                                                                  -------------------

          COMPUTER HARDWARE    0.3%
          Hewlett-Packard Co.                                           165,865            6,085,587
                                                                                  -------------------

          DEPARTMENT STORES    0.5%
          Kohl's Corp. (a)                                              153,620            9,973,010
                                                                                  -------------------

          DISTILLERS & VINTNERS    0.9%
          Diageo PLC - ADR (United Kingdom)                             228,270           16,216,301
                                                                                  -------------------

          DIVERSIFIED CHEMICALS    4.1%
          Bayer AG - ADR (Germany)                                    1,045,910           53,289,114
          Du Pont (E.I.) de Nemours & Co.                               508,950           21,803,418
                                                                                  -------------------
                                                                                          75,092,532
                                                                                  -------------------

          ELECTRIC UTILITIES    3.5%
          American Electric Power Co., Inc.                             463,450           16,855,677
          Entergy Corp.                                                 350,698           27,435,105
          FirstEnergy Corp.                                             362,600           20,254,836
                                                                                  -------------------
                                                                                          64,545,618
                                                                                  -------------------

          FOOD RETAIL    0.7%
          Kroger Co.                                                    191,030            4,420,434
          Safeway, Inc.                                                 145,560            4,417,746
          SUPERVALU, Inc.                                               156,540            4,641,411
                                                                                  -------------------
                                                                                          13,479,591
                                                                                  -------------------

          GOLD    1.0%
          Newmont Mining Corp.                                          436,900           18,677,475
                                                                                  -------------------

          HOUSEHOLD PRODUCTS    1.3%
          Kimberly-Clark Corp.                                           56,520            3,694,147
          Procter & Gamble Co.                                          325,240           20,158,375
                                                                                  -------------------
                                                                                          23,852,522
                                                                                  -------------------

          HYPERMARKETS & SUPER CENTERS    1.6%
          Wal-Mart Stores, Inc.                                         608,530           30,012,700
                                                                                  -------------------

          INDUSTRIAL CONGLOMERATES    4.2%
          General Electric Co.                                        1,347,800           47,577,340
          Siemens AG - ADR (Germany)                                    335,110           29,188,081
                                                                                  -------------------
                                                                                          76,765,421
                                                                                  -------------------

          INDUSTRIAL MACHINERY    0.4%
          Ingersoll-Rand Co., Ltd., Class A (Bermuda)                   183,240            6,959,455
                                                                                  -------------------

          INSURANCE BROKERS    2.0%
          Marsh & McLennan Cos., Inc.                                 1,295,320           36,463,258
                                                                                  -------------------

          INTEGRATED OIL & GAS    3.6%
          BP PLC - ADR (United Kingdom)                                  54,790            3,593,128
          ConocoPhillips                                                386,330           22,998,225
          Exxon Mobil Corp.                                             183,120           12,287,352
          Royal Dutch Shell PLC, Class A - ADR (United Kingdom)         417,800           27,616,580
                                                                                  -------------------
                                                                                          66,495,285
                                                                                  -------------------

          INTEGRATED TELECOMMUNICATION SERVICES    5.8%
          Embarq Corp.                                                  184,098            8,904,820
          France Telecom - ADR (France)                                 696,900           16,244,739
          Sprint Nextel Corp.                                         2,210,296           37,906,576
          Verizon Communications, Inc.                                1,148,773           42,653,941
                                                                                  -------------------
                                                                                         105,710,076
                                                                                  -------------------

          INTERNET RETAIL    0.2%
          Amazon.com, Inc. (a)                                          117,360            3,769,603
                                                                                  -------------------

          INVESTMENT BANKING & BROKERAGE    3.6%
          Charles Schwab Corp.                                        1,500,080           26,851,432
          Goldman Sachs Group, Inc.                                      38,830            6,568,871
          Merrill Lynch & Co., Inc.                                     422,850           33,075,327
                                                                                  -------------------
                                                                                          66,495,630
                                                                                  -------------------

          LIFE & HEALTH INSURANCE    0.5%
          Aegon N.V. (Netherlands)                                      454,920            8,538,848
                                                                                  -------------------

          MANAGED HEALTH CARE    0.7%
          Cigna Corp.                                                   112,220           13,053,430
                                                                                  -------------------

          MOVIES & ENTERTAINMENT    4.3%
          Time Warner, Inc.                                           2,410,610           43,945,420
          Viacom, Inc., Class B (a)                                     596,670           22,184,191
          Walt Disney Co.                                               390,370           12,066,337
                                                                                  -------------------
                                                                                          78,195,948
                                                                                  -------------------

          MULTI-LINE INSURANCE    1.0%
          Hartford Financial Services Group, Inc.                       205,370           17,815,848
                                                                                  -------------------

          OIL & GAS EQUIPMENT & SERVICES    1.0%
          Schlumberger, Ltd. (Netherlands Antilles)                     301,590           18,707,628
                                                                                  -------------------

          OTHER DIVERSIFIED FINANCIAL SERVICES    7.7%
          Bank of America Corp.                                         457,554           24,511,168
          Citigroup, Inc.                                             1,053,750           52,339,763
          J.P. Morgan Chase & Co.                                     1,363,537           64,031,698
                                                                                  -------------------
                                                                                         140,882,629
                                                                                  -------------------

          PACKAGED FOODS & MEATS    2.9%
          Cadbury Schweppes PLC - ADR (United Kingdom)                  482,630           20,642,085
          ConAgra Foods, Inc.                                           324,920            7,954,042
          Unilever N.V. (Netherlands)                                   986,050           24,197,667
                                                                                  -------------------
                                                                                          52,793,794
                                                                                  -------------------

          PHARMACEUTICALS    15.4%
          Abbott Laboratories                                           815,750           39,612,820
          Bristol-Myers Squibb Co.                                    1,264,980           31,523,302
          Eli Lilly & Co.                                               733,610           41,815,770
          GlaxoSmithKline PLC - ADR (United Kingdom)                    326,540           17,381,724
          Pfizer, Inc.                                                1,017,680           28,861,405
          Roche Holdings AG - ADR (Switzerland)                         444,490           38,318,416
          Sanofi Aventis - ADR (France)                                 322,160           14,324,200
          Schering-Plough Corp.                                       1,940,380           42,862,994
          Wyeth                                                         551,260           28,026,058
                                                                                  -------------------
                                                                                         282,726,689
                                                                                  -------------------

          PROPERTY & CASUALTY INSURANCE    4.3%
          Chubb Corp.                                                   536,330           27,867,707
          Saint Paul Travelers Cos., Inc.                               749,360           35,137,490
          XL Capital, Ltd. (Cayman Islands)                             231,750           15,921,225
                                                                                  -------------------
                                                                                          78,926,422
                                                                                  -------------------

          REGIONAL BANKS    1.8%
          Fifth Third Bancorp                                           373,180           14,210,694
          PNC Financial Services Group, Inc.                            262,020           18,980,729
                                                                                  -------------------
                                                                                          33,191,423
                                                                                  -------------------

          RESTAURANTS    0.5%
          McDonald's Corp.                                              249,910            9,776,479
                                                                                  -------------------

          SEMICONDUCTORS    2.4%
          Intel Corp.                                                 1,283,491           26,401,410
          Micron Technology, Inc. (a)                                   976,340           16,988,316
                                                                                  -------------------
                                                                                          43,389,726
                                                                                  -------------------

          SOFT DRINKS    1.6%
          Coca-Cola Co.                                                 659,090           29,448,141
                                                                                  -------------------

          SPECIALIZED CONSUMER SERVICES    0.1%
          H&R Block, Inc.                                                78,620            1,709,199
                                                                                  -------------------

          SPECIALTY STORES    0.4%
          Office Depot, Inc. (a)                                        200,260            7,950,322
                                                                                  -------------------

          SYSTEMS SOFTWARE    2.2%
          Symantec Corp. (a)                                          1,935,320           41,183,610
                                                                                  -------------------

          THRIFTS & MORTGAGE FINANCE    2.7%
          Freddie Mac                                                   629,270           41,739,479
          MGIC Investment Corp.                                          38,570            2,313,043
          PMI Group, Inc.                                               129,060            5,654,119
                                                                                  -------------------
                                                                                          49,706,641
                                                                                  -------------------

          TOBACCO    1.2%
          Altria Group, Inc.                                            288,610           22,093,096
                                                                                  -------------------

          TOTAL LONG-TERM INVESTMENTS    91.4%
             (Cost $1,422,619,849)                                                     1,677,180,136

          REPURCHASE AGREEMENT    9.2%
          State Street Bank & Trust Co. ($169,046,000 par
          collateralized by U.S. Government obligations in
          a pooled cash account, interest rate of 5.15%,
          dated 09/29/06, to be sold on 10/02/06 at
          $169,118,549)
             (Cost $169,046,000)                                                         169,046,000
                                                                                  -------------------

          TOTAL INVESTMENTS    100.6%
             (Cost $1,591,665,849)                                                     1,846,226,136

          LIABILITIES IN EXCESS OF OTHER ASSETS    (0.6%)                                (10,202,980)
                                                                                  -------------------

          NET ASSETS    100.0%                                                       $ 1,836,023,156
                                                                                  ===================

          Percentages are calculated as a percentage of net assets.
(a)       Non-income producing security as this stock currently does not declare dividends.
ADR     - American Depositary Receipt

    VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

    PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2006 (UNAUDITED)




PAR                                                                        YIELD ON
AMOUNT                                                      MATURITY       DATE OF            AMORTIZED
(000)      DESCRIPTION                                        DATE         PURCHASE              COST
           COMMERCIAL PAPER    83.2%
$  2,500   American Express Credit Corp.                    10/23/06         5.276 %       $  2,491,995
   2,500   American General Finance Corp.                   10/03/06         5.255            2,499,272
   2,500   American Honda Finance Corp.                     11/06/06         5.276            2,486,925
   1,132   Barclays US Funding LLC                          10/26/06         5.433            1,127,786
   2,500   Citigroup Funding, Inc.                          11/15/06         5.309            2,483,594
   2,500   DaimlerChrysler Revolving Auto Conduit LLC       10/26/06         5.303            2,490,868
   2,450   General Electric Capital Corp.                   11/27/06         5.286            2,429,673
   2,500   HBOS Treasury Services Plc                       11/21/06         5.344            2,481,335
   2,500   HSBC Finance Corp.                               10/10/06         5.296            2,496,719
   2,500   ING (US) Funding LLC                             12/06/06         5.321            2,475,938
   2,500   Marshall & Ilsley Corp.                          10/30/06         5.297            2,489,427
   2,400   MetLife Funding, Inc.                            10/18/06         5.409            2,393,948
   2,500   Mortgage Interest Networking Trust               10/12/06         5.280            2,495,974
   2,600   New Center Asset Trust                           10/02/06         5.245            2,599,622
   1,250   Rabobank USA Financial Corp.                     10/02/06         5.352            1,249,814
   1,940   Societe Generale NA, Inc.                        11/20/06         5.320            1,925,854
   2,500   State Street Corp.                               10/31/06         5.278            2,489,063
   2,380   Swedbank                                         10/18/06         5.272            2,374,100
   2,500   Toyota Motor Credit Corp.                        11/08/06         5.330            2,486,119
                                                                                            ------------
           TOTAL COMMERCIAL PAPER                                                            43,968,026
                                                                                            ------------

           FLOATING RATE NOTES    9.5%
   2,500   Wachovia Corp.                                   07/20/07        5.591*            2,503,053
   2,500   Wells Fargo & Co.                                03/23/07        5.449*            2,501,215
                                                                                            ------------
           TOTAL FLOATING RATE NOTES                                                          5,004,268
                                                                                            ------------

           U.S. GOVERNMENT AGENCY OBLIGATION  5.7%
   3,000   Federal Home Loan Banks (Floating Rate)          12/13/06        5.270*            2,999,990
                                                                                            ------------


           TOTAL INVESTMENTS    98.4% (a)                                                    51,972,284

           OTHER ASSETS IN EXCESS OF LIABILITIES    1.6%                                        833,929
                                                                                            ------------

           NET ASSETS    100.0%                                                             $52,806,213
                                                                                            ------------

           Percentages are calculated as a percentage of net assets.

           *   Yield in effect as of September 30, 2006.

           (a) At September 30, 2006, cost is identical for both book and federal income tax purposes.

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2006 (UNAUDITED)



                                                                               NUMBER OF
DESCRIPTION                                                                      SHARES              VALUE

COMMON STOCKS   97.7%
ADVERTISING    0.8%
Omnicom Group, Inc.                                                               3,420           $   320,112
                                                                                                  -----------

AEROSPACE & DEFENSE   2.9%
Ceradyne, Inc. (a)                                                                6,710               275,714
Lockheed Martin Corp.                                                             3,350               288,301
Precision Castparts Corp.                                                        10,060               635,390
                                                                                                  -----------
                                                                                                    1,199,405
                                                                                                  -----------

AGRICULTURAL PRODUCTS   0.6%
Archer-Daniels-Midland Co.                                                        6,710               254,175
                                                                                                  -----------

AIR FREIGHT & LOGISTICS   0.7%
C.H. Robinson Worldwide, Inc.                                                     6,710               299,132
                                                                                                  -----------

AIRLINES    0.5%
US Airways Group, Inc. (a)                                                        5,030               222,980
                                                                                                  -----------

APPAREL, ACCESSORIES & LUXURY GOODS   3.6%
Coach, Inc. (a)                                                                  20,120               692,128
Phillips-Van Heusen Corp.                                                         6,720               280,694
Polo Ralph Lauren Corp.                                                           5,030               325,391
Under Armour, Inc., Class A (a)                                                   5,100               204,102
                                                                                                  -----------
                                                                                                    1,502,315
                                                                                                  -----------

APPAREL RETAIL   2.6%
Abercrombie & Fitch Co., Class A                                                  6,710               466,211
Limited Brands, Inc.                                                             13,410               355,231
The Men's Wearhouse, Inc.                                                         6,710               249,679
                                                                                                  -----------
                                                                                                    1,071,121
                                                                                                  -----------

APPLICATION SOFTWARE   1.8%
Cadence Design Systems, Inc. (a)                                                 13,410               227,434
Informatica Corp. (a)                                                            13,550               184,144
Intuit, Inc. (a)                                                                  9,980               320,258
                                                                                                  -----------
                                                                                                      731,836
                                                                                                  -----------

ASSET MANAGEMENT & CUSTODY BANKS   1.8%
Affiliated Managers Group, Inc. (a)                                               3,350               335,368
Janus Capital Group, Inc.                                                        20,120               396,766
                                                                                                  -----------
                                                                                                      732,134
                                                                                                  -----------

BIOTECHNOLOGY   3.8%
Celgene Corp. (a)                                                                10,060               435,598
United Therapeutics Corp. (a)                                                    12,970               681,444
Vertex Pharmaceuticals, Inc. (a)                                                 13,410               451,246
                                                                                                  -----------
                                                                                                    1,568,288
                                                                                                  -----------

BROADCASTING & CABLE TV   0.8%
DIRECTV Group, Inc. (a)                                                          16,760               329,837
                                                                                                  -----------

CASINOS & GAMING   1.3%
International Game Technology                                                    13,410               556,515
                                                                                                  -----------

COMMUNICATIONS EQUIPMENT   1.3%
CommScope, Inc. (a)                                                               6,710               220,491
Harris Corp.                                                                      6,710               298,528
                                                                                                  -----------
                                                                                                      519,019
                                                                                                  -----------

COMPUTER STORAGE & PERIPHERALS   0.9%
SanDisk Corp. (a)                                                                 6,710               359,253
                                                                                                  -----------

CONSTRUCTION & ENGINEERING   0.5%
Quanta Services Inc. (a)                                                         11,730               197,768
                                                                                                  -----------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS   1.1%
Manitowoc Co., Inc.                                                               6,710               300,541
Oshkosh Truck Corp.                                                               3,350               169,074
                                                                                                  -----------
                                                                                                      469,615
                                                                                                  -----------

CONSUMER ELECTRONICS   0.8%
Garmin Ltd. (Cayman Islands)                                                      6,710               327,314
                                                                                                  -----------

CONSUMER FINANCE   1.3%
First Marblehead Corp.                                                            7,540               522,220
                                                                                                  -----------

DATA PROCESSING & OUTSOURCED SERVICES   2.0%
Alliance Data Systems Corp. (a)                                                   6,710               370,325
Global Payments, Inc.                                                            10,060               442,741
                                                                                                  -----------
                                                                                                      813,066
                                                                                                  -----------

DEPARTMENT STORES   1.7%
Kohl's Corp. (a)                                                                  6,710               435,613
Sears Holdings Corp. (a)                                                          1,710               270,334
                                                                                                  -----------
                                                                                                      705,947
                                                                                                  -----------

DISTILLERS & VINTNERS   0.7%
Constellation Brands, Inc., Class A (a)                                          10,060               289,527
                                                                                                  -----------


DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES   0.4%
TeleTech Holdings, Inc. (a)                                                      10,060               157,238
                                                                                                  -----------

DRUG RETAIL   0.5%
CVS Corp.                                                                         6,710               215,525
                                                                                                  -----------

ELECTRIC UTILITIES   0.7%
FirstEnergy Corp.                                                                 5,110               285,445
                                                                                                  -----------

ELECTRICAL COMPONENTS & EQUIPMENT   1.8%
General Cable Corp. (a)                                                           6,710               256,389
Rockwell Automation, Inc.                                                         8,380               486,878
                                                                                                  -----------
                                                                                                      743,267
                                                                                                  -----------

ELECTRONIC EQUIPMENT MANUFACTURERS   2.1%
Agilent Technologies, Inc. (a)                                                    8,380               273,942
Itron, Inc. (a)                                                                   5,030               280,674
Mettler-Toledo International, Inc. (a)                                            5,030               332,734
                                                                                                  -----------
                                                                                                      887,350
                                                                                                  -----------

ELECTRONIC MANUFACTURING SERVICES   1.7%
Bare Escentuals, Inc. (a)                                                         6,800               184,620
Jabil Circuit, Inc.                                                               6,970               199,133
Molex, Inc.                                                                       8,380               326,569
                                                                                                  -----------
                                                                                                      710,322
                                                                                                  -----------

ENVIRONMENTAL & FACILITIES SERVICES   0.9%
Waste Management, Inc.                                                           10,060               369,001
                                                                                                  -----------

FOOD RETAIL   0.7%
Safeway, Inc.                                                                    10,060               305,321
                                                                                                  -----------

GAS UTILITIES   1.3%
Questar Corp.                                                                     6,710               548,677
                                                                                                  -----------

GENERAL MERCHANDISE STORES   1.1%
Big Lots, Inc. (a)                                                               10,060               199,289
Family Dollar Stores, Inc.                                                        8,380               245,031
                                                                                                  -----------
                                                                                                      444,320
                                                                                                  -----------

HEALTH CARE EQUIPMENT   4.1%
Hologic, Inc. (a)                                                                16,760               729,395
Mentor Corp.                                                                     12,570               633,402
Ventana Medical Systems, Inc. (a)                                                 8,380               342,155
                                                                                                  -----------
                                                                                                    1,704,952
                                                                                                  -----------

HEALTH CARE FACILITIES   2.7%
Brookdale Senior Living, Inc.                                                     7,540               350,007
Community Health Systems, Inc. (a)                                                8,140               304,029



Manor Care, Inc.                                                                  5,030               262,968
Psychiatric Solutions, Inc. (a)                                                   6,320               215,449
                                                                                                  -----------
                                                                                                    1,132,453
                                                                                                  -----------

HEALTH CARE SERVICES   1.2%
DaVita, Inc. (a)                                                                  8,380               484,951
                                                                                                  -----------

HOME ENTERTAINMENT SOFTWARE   0.7%
Electronic Arts, Inc. (a)                                                         5,030               280,070
                                                                                                  -----------

HOME IMPROVEMENT RETAIL   0.7%
The Sherwin-Williams Co.                                                          5,030               280,573
                                                                                                  -----------

HOTELS, RESORTS & CRUISE LINES   1.6%
Marriott International, Inc., Class A                                            16,760               647,606
                                                                                                  -----------

HOUSEHOLD APPLIANCES   0.7%
Whirlpool Corp.                                                                   3,430               288,497
                                                                                                  -----------

HOUSEHOLD PRODUCTS   0.6%
Energizer Holdings, Inc. (a)                                                      3,400               244,766
                                                                                                  -----------

INDUSTRIAL CONGLOMERATES   0.7%
Textron, Inc.                                                                     3,350               293,125
                                                                                                  -----------

INDUSTRIAL GASES   0.7%
Praxair, Inc.                                                                     5,110               302,308
                                                                                                  -----------

INDUSTRIAL MACHINERY   1.0%
Dover Corp.                                                                       8,380               397,547
                                                                                                  -----------

INTEGRATED OIL & GAS   0.6%
Nexen, Inc. (Canada)                                                              5,030               268,904
                                                                                                  -----------

INTERNET RETAIL   2.1%
Expedia, Inc. (a)                                                                16,760               262,797
Nutri/System, Inc. (a)                                                           10,060               626,637
                                                                                                  -----------
                                                                                                      889,434
                                                                                                  -----------

INTERNET SOFTWARE & SERVICES   3.6%
Akamai Technologies, Inc. (a)                                                    16,760               837,832
aQuantive, Inc. (a)                                                              13,410               316,744
Digital River, Inc. (a)                                                           6,710               343,015
                                                                                                  -----------
                                                                                                    1,497,591
                                                                                                  -----------

INVESTMENT BANKING & BROKERAGE   3.8%
Bear Stearns Co., Inc.                                                            2,550               357,255
Charles Schwab Corp.                                                             35,200               630,080
Investment Technology Group, Inc. (a)                                            13,410               600,098
                                                                                                  -----------
                                                                                                    1,587,433
                                                                                                  -----------


IT CONSULTING & OTHER SERVICES   1.5%
Cognizant Technology Solutions Corp., Class A (a)                                 8,380               620,623
                                                                                                  -----------

LEISURE PRODUCTS   0.5%
Smith & Wesson Holding Corp. (a)                                                 13,500               187,380
                                                                                                  -----------

MANAGED HEALTH CARE   0.7%
WellPoint, Inc. (a)                                                               3,520               271,216
                                                                                                  -----------

OIL & GAS EQUIPMENT & SERVICES   2.1%
Cameron International Corp. (a)                                                   6,710               324,160
Grant Prideco, Inc. (a)                                                           6,710               255,181
National-Oilwell Varco, Inc. (a)                                                  5,030               294,507
                                                                                                  -----------
                                                                                                      873,848
                                                                                                  -----------

OIL & GAS EXPLORATION & PRODUCTION   2.5%
Devon Energy Corp.                                                                5,030               317,645
Ultra Petroleum Corp. (a)                                                        15,290               735,602
                                                                                                  -----------
                                                                                                    1,053,247
                                                                                                  -----------

PAPER PRODUCTS   0.9%
MeadWestvaco Corp.                                                               13,410               355,499
                                                                                                  -----------

PHARMACEUTICALS   5.2%
Medicis Pharmaceutical Corp., Class A                                            12,570               406,640
New River Pharmaceuticals, Inc. (a)                                              15,850               407,821
Roche Holding AG - ADR (Switzerland)                                              4,120               355,175
Shire PLC - ADR (United Kingdom)                                                 12,270               606,015
Warner Chilcott Ltd., Class A (Bermuda) (a)                                      27,000               359,100
                                                                                                  -----------
                                                                                                    2,134,751
                                                                                                  -----------

SEMICONDUCTOR EQUIPMENT   3.1%
ASML Holding N.V. (Netherlands) (a)                                              16,760               390,173
FormFactor, Inc. (a)                                                              8,380               353,049
MEMC Electronic Materials, Inc. (a)                                               8,460               309,890
Tessera Technologies, Inc. (a)                                                    6,710               233,374
                                                                                                  -----------
                                                                                                    1,286,486
                                                                                                  -----------

SEMICONDUCTORS   2.1%
Atheros Communications (a)                                                       10,060               182,388
Fairchild Semiconductor International, Inc., Class A (a)                         13,410               250,767
Intersil Corp., Class A                                                          10,150               249,183
Trident Microsystems, Inc. (a)                                                    8,380               194,919
                                                                                                  -----------
                                                                                                      877,257
                                                                                                  -----------

SOFT DRINKS   1.0%
Hansen Natural Corp. (a)                                                         13,410               435,557
                                                                                                  -----------

SPECIALIZED CONSUMER SERVICES   0.8%
Sotheby's, Class A                                                               10,060               324,334
                                                                                                  -----------


SPECIALIZED FINANCE   1.2%
Nasdaq Stock Market, Inc. (a)                                                    16,760               506,822
                                                                                                  -----------

SPECIALTY STORES   1.3%
Office Depot, Inc. (a)                                                           13,410               532,377
                                                                                                  -----------

SYSTEMS SOFTWARE   1.1%
BMC Software, Inc. (a)                                                           10,060               273,833
Sybase, Inc. (a)                                                                  8,380               203,131
                                                                                                  -----------
                                                                                                      476,964
                                                                                                  -----------

TECHNOLOGY DISTRIBUTORS   0.5%
Anixter International, Inc. (a)                                                   3,410               192,563
                                                                                                  -----------

TOBACCO   1.6%
Loews Corp. - Carolina Group                                                      5,120               283,597
UST, Inc.                                                                         6,710               367,909
                                                                                                  -----------
                                                                                                      651,506
                                                                                                  -----------

TRADING COMPANIES & DISTRIBUTORS   1.2%
WESCO International, Inc. (a)                                                     8,380               486,291
                                                                                                  -----------

WIRELESS TELECOMMUNICATION SERVICES   2.9%
Crown Castle International Corp. (a)                                             13,410               472,568
NII Holdings, Inc., Class B (a)                                                  11,730               729,137
                                                                                                  -----------
                                                                                                    1,201,705
                                                                                                  -----------

TOTAL LONG-TERM INVESTMENTS   97.7%
   (Cost $35,966,878)                                                                              40,426,681

REPURCHASE AGREEMENT   2.2%
State Street Bank & Trust Co. ($911,000 par collateralized by U.S.
Government obligations in a pooled cash account, interest rate of
5.15%, dated 09/29/06, to be sold on 10/02/06 at $911,391)                                            911,000
(Cost $911,000)                                                                                   -----------

TOTAL INVESTMENTS   99.9%
   (Cost $36,877,878)                                                                              41,337,681

OTHER ASSETS IN EXCESS OF LIABILITIES   0.1%                                                           52,688
                                                                                                  -----------

NET ASSETS   100.0%                                                                               $41,390,369
                                                                                                  -----------
Percentages are calculated as a percentage of net assets

(a) Non-income producing security as this stock currently does not declare dividends.
ADR - American Depositary Receipt


Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Life Investment Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2006

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: November 21, 2006